STOCKHOLDERS EQUITY (Details Narrative) - USD ($)	Jan. 24, 2024	Jan. 19, 2024	Mar. 03, 2023	Mar. 01, 2023	Jan. 27, 2023	Jan. 31, 2024	Jul. 31, 2023	Mar. 06, 2023
Class of Stock [Line Items]
Capital stock authorized						120,080,000
Common stock, shares authorized						100,000,000	100,000,000
Common stock, par value						$ 0.0001	$ 0.0001
Shares issued								1,500,000
Five Present Or Former Members Of The Board [Member]
Class of Stock [Line Items]
Stock issued new, shares		445,109
Proceeds from issuance of common stock		$ 445,109
Nine Investors [Member]
Class of Stock [Line Items]
Stock issued new, shares	433,213
Proceeds from issuance of common stock	$ 433,213
Roshing International Co [Member] | Roshing Related Parties [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, shares			700,000
Additional stock issued for acquisition, value			210,000
Roshing International Co [Member] | Roshing Related Parties [Member] | Cost Of Revenues Services [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, value			144,000
Roshing International Co [Member] | Roshing Related Parties [Member] | Selling And Marketing [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, value			36,000
Roshing International Co [Member] | Roshing Related Parties [Member] | General And Administrative [Member]
Class of Stock [Line Items]
Additional stock issued for acquisition, value			30,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						80,000	80,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Number of shares sold					80,000
Number of shares sold, value					$ 24,000
Series A Preferred Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares converted		80,000
Undesignated Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						20,000,000	20,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001
Common Stock [Member]
Class of Stock [Line Items]
Number of shares sold				1,253,333
Number of shares sold, value				$ 376,000
Sale of stock per share				$ 0.30
Common Stock [Member] | RQS Capital [Member]
Class of Stock [Line Items]
Stock converted, shares issued		8,000,000